Performance Management	May 31, 2026
WHITEWOLF Publicly Listed Private Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://lbo.fund/ or by calling the Fund at (215) 330-4476.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an Individual Retirement Account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an Individual Retirement Account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	https://lbo.fund/
Performance Availability Phone [Text]	(215) 330-4476
WHITEWOLF Publicly Listed Private Equity ETF | WHITEWOLF Publicly Listed Private Equity ETF Class
Prospectus [Line Items]
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of March 31, 2026 was -17.07%.
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 9.66% (quarter ended December 31, 2024) and the Fund’s lowest return for a calendar quarter was -5.71% (quarter ended March 31, 2025).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(17.07%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	9.66%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.71%)
Lowest Quarterly Return, Date	Mar. 31, 2025
WHITEWOLF Commercial Real Estate Finance Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations, and therefore, does not have a performance history. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information will be available at https://cref.fund/ or by calling the Fund at (215) 330-4476.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations, and therefore, does not have a performance history.
Performance Availability Website Address [Text]	https://cref.fund/
Performance Availability Phone [Text]	(215) 330-4476